COMMON STOCK	3 Months Ended
May 31, 2012
Notes to Financial Statements
COMMON STOCK

NOTE 2 – COMMON STOCK

The Company has 75,000,000 common shares authorized with a par value of $ 0.001 per share.

On July 21, 2009, the Company issued 2,500,000 shares of its common stock at $0.001 per share for total proceeds of $2,500. On August 14, 2009, the Company issued 675,000 shares of its common stock at $0.008 per share for total proceeds of $5,400. On August 27, 2009, the Company issued 450,000 shares of its common stock at $0.01 per share for total proceeds of $4,500. On October 2, 2009, the Company issued 1,260,000 shares of its common stock at $0.01 per share for total proceeds of $12,600.

Total shares outstanding as of May 31, 2012 and 2011 were 4,885,000.